Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

January 31, 2021

SEA-QTLY-0321
1.813038.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 0.0%
Blue Sky Alternative Investments Ltd. (a)(b)	1,118,552	$9
Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	4,156,000	13,025,609
Cayman Islands - 28.0%
Akeso, Inc. (c)	3,011,000	21,009,912
Alibaba Group Holding Ltd. (a)	3,338,600	105,948,895
Alibaba Group Holding Ltd. sponsored ADR (a)	491,700	124,808,211
Archosaur Games, Inc. (a)(c)	5,687,000	14,816,677
BC Technology Group Ltd. (a)	2,982,500	5,000,806
Bilibili, Inc. ADR (a)(d)	1,271,600	144,822,524
China Literature Ltd. (a)(c)(d)	701,800	6,698,249
CMGE Technology Group Ltd.	24,690,000	10,190,307
Frontage Holdings Corp. (a)(c)(d)	13,832,000	9,954,865
Hua Medicine (a)(c)	3,946,500	2,819,928
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	422,000	5,979,740
Innovent Biologics, Inc. (a)(c)	1,110,500	12,690,201
Jacobio Pharmaceuticals Group Co. Ltd. (c)	1,456,200	3,765,751
JOYY, Inc. ADR	65,100	5,991,804
Kangji Medical Holdings Ltd.	1,842,000	2,713,138
KE Holdings, Inc. ADR (a)	58,700	3,469,170
Kuaishou Technology (a)	52,100	772,773
Li Ning Co. Ltd.	1,438,700	9,008,981
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	106,500	17,838,750
Pinduoduo, Inc. ADR (a)	441,100	73,094,681
Pop Mart International Group Ltd. (c)	764,000	7,291,910
RLX Technology, Inc. ADR	362,900	8,165,250
Sunny Optical Technology Group Co. Ltd.	465,000	12,246,864
TAL Education Group ADR (a)	237,068	18,225,788
Tencent Holdings Ltd.	1,089,140	97,045,978
Wuxi Biologics (Cayman), Inc. (a)(c)	1,277,500	17,887,459
Zai Lab Ltd. (a)	16,700	2,646,491
Zai Lab Ltd. ADR (a)	116,900	18,712,183

TOTAL CAYMAN ISLANDS		763,617,286

China - 15.2%
Anhui Korrun Co. Ltd. (A Shares)	1,796,361	6,131,564
AVIC Jonhon OptronicTechnology Co. Ltd.	1,192,600	12,894,979
Bafang Electric Suzhou Co. Ltd. (A Shares)	84,180	2,723,384
Beijing Enlight Media Co. Ltd. (A Shares)	12,040,300	24,538,591
Beijing Shiji Information Technology Co. Ltd. (A Shares)	4,395,206	22,872,645
Beijing Sinohytec Co. Ltd. (A Shares)	614,843	30,446,817
China Jushi Co. Ltd. (A Shares)	2,189,811	7,675,538
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	888,600	7,783,156
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	1,668,290	9,473,390
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	516,697	13,455,705
Jiangxi Copper Co. Ltd. (A Shares)	4,052,500	11,878,044
Leader Harmonious Drive Systems Co. Ltd. (A Shares) (a)	638,800	14,014,791
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	1,569,706	33,324,582
Pharmaron Beijing Co. Ltd. (A Shares)	657,242	14,633,099
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	1,096,265	20,346,842
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	1,443,500	13,979,678
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,601,485	23,706,787
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	171,589	11,969,786
Sungrow Power Supply Co. Ltd. (A Shares)	1,651,542	26,927,245
TravelSky Technology Ltd. (H Shares)	2,217,000	4,952,561
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	291,500	2,932,577
Weichai Power Co. Ltd. (A Shares)	9,076,886	29,852,650
Weihai Guangwei Composites Co. Ltd. (A Shares)	1,064,560	14,693,752
WuXi AppTec Co. Ltd. (H Shares) (c)	880,660	21,013,394
Zhejiang Huace Film & Television Co. Ltd. (A Shares)	29,210,400	31,401,947

TOTAL CHINA		413,623,504

France - 0.3%
Ubisoft Entertainment SA (a)	89,100	8,909,690
Germany - 1.9%
Delivery Hero AG (a)(c)	222,100	33,825,946
Shop Apotheke Europe NV (a)(c)	73,100	17,085,643

TOTAL GERMANY		50,911,589

Hong Kong - 1.1%
AIA Group Ltd.	1,553,250	18,727,154
Antengene Corp. (c)	1,924,500	4,745,938
Antengene Corp.	904,300	2,007,054
Antengene Corp.	1,654,086	3,671,172

TOTAL HONG KONG		29,151,318

India - 11.1%
Asian Paints Ltd.	202,100	6,677,538
Aster DM Healthcare Ltd. (a)(c)	979,760	2,130,702
Bajaj Finance Ltd.	211,400	13,737,083
Burger King India Ltd.	1,186,652	2,241,056
Computer Age Management Services Private Ltd. (a)	830,285	20,247,171
Dixon Technologies India Ltd. (a)	50,500	9,791,913
HDFC Asset Management Co. Ltd. (c)	677,524	26,748,993
HDFC Bank Ltd. (a)	1,305,938	24,956,182
HDFC Bank Ltd. sponsored ADR (a)	133,400	9,618,140
HDFC Standard Life Insurance Co. Ltd. (a)(c)	3,905,727	36,342,130
Indian Energy Exchange Ltd. (c)	1,278,100	4,319,683
Kotak Mahindra Bank Ltd. (a)	399,000	9,380,552
Mindspace Business Parks	178,600	810,515
Oberoi Realty Ltd. (a)	472,889	3,420,105
Page Industries Ltd.	20,254	7,554,567
Reliance Industries Ltd.	86,056	1,142,610
Reliance Industries Ltd.	4,405,454	111,372,852
TCNS Clothing Co. Ltd. (a)(c)	526,679	2,886,036
Titan Co. Ltd.	493,000	9,610,320

TOTAL INDIA		302,988,148

Indonesia - 1.0%
PT Bank Central Asia Tbk	5,792,977	13,955,996
PT Bank Rakyat Indonesia Tbk	44,882,455	13,371,965

TOTAL INDONESIA		27,327,961

Japan - 7.1%
BASE, Inc. (a)(d)	194,000	19,873,216
Capcom Co. Ltd.	225,800	14,206,139
Freee KK (a)(d)	280,600	23,842,093
Hennge K.K. (a)(d)	387,100	30,526,001
Iriso Electronics Co. Ltd.	147,800	6,723,634
Lifenet Insurance Co. (a)	978,390	13,338,497
Money Forward, Inc. (a)	600,700	24,659,984
Rakus Co. Ltd.	859,300	15,587,092
Uzabase, Inc. (a)	566,200	19,730,106
Yume No Machi Souzou Iinkai Co. Ltd. (a)(d)	477,700	12,313,619
Z Holdings Corp.	2,263,400	14,054,278

TOTAL JAPAN		194,854,659

Korea (South) - 10.7%
ASTORY Co. Ltd. (a)	287,400	10,510,341
Doosan Fuel Cell Co. Ltd. (a)	408,070	20,323,410
Kakao Corp.	49,760	19,621,205
LG Chemical Ltd.	30,983	25,403,849
Samsung Electronics Co. Ltd.	1,621,510	118,888,599
Samsung SDI Co. Ltd.	38,590	25,326,639
SK Hynix, Inc.	523,246	57,312,418
Studio Dragon Corp. (a)	165,300	14,617,593

TOTAL KOREA (SOUTH)		292,004,054

Luxembourg - 0.1%
InPost SA	125,100	3,005,939
Mauritius - 1.4%
MakeMyTrip Ltd. (a)	1,340,378	38,240,984
Netherlands - 0.8%
ASML Holding NV (Netherlands)	19,055	10,172,588
NXP Semiconductors NV	65,900	10,574,973

TOTAL NETHERLANDS		20,747,561

Poland - 1.0%
CD Projekt RED SA (a)(d)	325,325	26,530,014
CD Projekt RED SA ADR (a)	27,300	563,745

TOTAL POLAND		27,093,759

Switzerland - 0.9%
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	236,700	77,062
Series A	129,070	12,009,342
Dufry AG (a)	244,205	13,181,450

TOTAL SWITZERLAND		25,267,854

Taiwan - 7.9%
eMemory Technology, Inc.	446,000	10,954,554
Taiwan Semiconductor Manufacturing Co. Ltd.	7,788,892	164,555,777
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	342,000	41,559,840

TOTAL TAIWAN		217,070,171

Thailand - 0.7%
Home Product Center PCL (For. Reg.)	13,329,433	6,101,344
Thai Beverage PCL	21,897,707	13,599,524

TOTAL THAILAND		19,700,868

United States of America - 6.3%
Advanced Micro Devices, Inc. (a)	161,000	13,788,040
Affirm Holdings, Inc.	6,100	607,499
ANSYS, Inc. (a)	43,700	15,485,969
Array Technologies, Inc.	340,400	13,874,704
Aspen Technology, Inc. (a)	103,900	13,912,210
Lam Research Corp.	20,317	9,832,412
Micron Technology, Inc. (a)	599,800	46,946,346
New Frontier Health Corp. (a)(d)	463,500	3,953,655
NVIDIA Corp.	21,500	11,171,185
ON Semiconductor Corp. (a)	445,000	15,348,050
PTC, Inc. (a)	201,100	26,728,201
Qualtrics International, Inc.	26,500	1,166,000

TOTAL UNITED STATES OF AMERICA		172,814,271

Vietnam - 0.2%
Vietnam Dairy Products Corp.	1,043,400	4,653,630
TOTAL COMMON STOCKS
(Cost $1,723,750,771)		2,625,008,864

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (b)(e)	23,366	2,560,310
dMed Biopharmaceutical Co. Ltd. (Class C) (b)(e)	128,423	1,824,011
		4,384,321
Nonconvertible Preferred Stocks - 0.7%
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	315,550	20,624,921
TOTAL PREFERRED STOCKS
(Cost $15,326,215)		25,009,242

Money Market Funds - 9.9%
Fidelity Cash Central Fund 0.09% (f)	93,351,433	93,370,104
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	177,185,084	177,202,803
TOTAL MONEY MARKET FUNDS
(Cost $270,572,907)		270,572,907
TOTAL INVESTMENT IN SECURITIES - 107.0%
(Cost $2,009,649,893)		2,920,591,013
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(191,451,845)
NET ASSETS - 100%		$2,729,139,168

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $248,965,994 or 9.1% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,384,321 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$2,560,310
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$1,824,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,497
Fidelity Securities Lending Cash Central Fund	317,053
Total	$332,550

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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